United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – March 31, 2011

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

March 31, 2011 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-91.3%
CONSUMER DISCRETIONARY-3.5%
	Auto Parts & Equipment-2.0%
95,000	Modine Manufacturing Co.(1)	$1,533,300

	Textiles-1.5%
66,666	Unifi, Inc.(1)	1,133,322

TOTAL CONSUMER DISCRETIONARY		2,666,622

CONSUMER STAPLES-1.1%
	Packaged Foods & Meats-1.1%
15,000	Diamond Foods, Inc.	837,000

TOTAL CONSUMER STAPLES		837,000

ENERGY-18.2%
	Coal & Consumable Fuels-1.1%
40,000	Cloud Peak Energy, Inc.(1)	863,600

	Oil & Gas Drilling-1.3%
50,000	Pioneer Drilling Co.(1)	690,000
25,000	Union Drilling, Inc.(1)	256,250

		946,250
	Oil & Gas Equipment & Services-4.0%
25,000	Bolt Technology Corp.(1)	338,500
30,000	Complete Production Services, Inc.(1)	954,300
25,000	Newpark Resources, Inc.(1)	196,500
6,000	OYO Geospace Corp.(1)	591,480
10,000	RPC, Inc.	253,200
5,000	SEACOR Holdings, Inc.	462,300
10,000	Tesco Corp.(1)	219,500

		3,015,780
	Oil & Gas Exploration & Production-10.6%
45,000	Brigham Exploration Co.(1)	1,673,100
35,000	Cabot Oil & Gas Corp.	1,853,950
25,000	Carrizo Oil & Gas, Inc.(1)	923,250
10,000	Gulfport Energy Corp.(1)	361,500
45,000	McMoRan Exploration Co.(1)	796,950
25,000	Panhandle Oil and Gas, Inc., Class A	791,250
40,000	Plains Exploration & Production Co.(1)	1,449,200
15,000	Quicksilver Resources, Inc.(1)	214,650

		8,063,850
	Oil & Gas Refining & Marketing-1.2%
35,000	Tesoro Corp.(1)	939,050

Shares/Principal Amount		Value

TOTAL ENERGY		$13,828,530

FINANCIALS-6.9%
	Asset Management & Custody Banks-1.1%
60,000	Fifth Street Finance Corp.	801,000

	Investment Banking & Brokerage-3.3%
35,000	Stifel Financial Corp.(1)	2,512,650

	Regional Banks-2.5%
35,000	Cardinal Financial Corp.	408,100
35,000	Eagle Bancorp, Inc.(1)	491,750
5,000	First Financial Bankshares, Inc.	256,850
45,000	Fulton Financial Corp.	499,950
5,000	Signature Bank(1)	282,000

		1,938,650

TOTAL FINANCIALS		5,252,300

HEALTH CARE-10.7%
	Biotechnology-2.5%
50,000	Cubist Pharmaceuticals, Inc.(1)	1,262,000
40,000	Momenta Pharmaceuticals, Inc.(1)	634,000

		1,896,000
	Health Care Equipment-1.3%
30,000	SonoSite, Inc.(1)	999,600

	Health Care Services-1.3%
175,000	Continucare Corp.(1)	936,250

	Health Care Supplies-5.1%
8,000	Atrion Corp.	1,395,760
60,000	Neogen Corp.(1)	2,482,800

		3,878,560
	Managed Health Care-0.5%
10,000	Molina Healthcare, Inc.(1)	400,000

TOTAL HEALTH CARE		8,110,410

INDUSTRIALS-22.1%
	Aerospace & Defense-9.2%
15,000	Esterline Technologies Corp.(1)	1,060,800
12,500	HEICO Corp.	781,500
100,000	Hexcel Corp.(1)	1,969,000
70,000	Moog, Inc., Class A(1)	3,213,700

		7,025,000
	Construction & Engineering-2.2%
15,000	Great Lakes Dredge & Dock Corp.	114,450
45,000	Layne Christensen Co.(1)	1,552,500

		1,666,950
	Construction & Farm Machinery & Heavy Trucks-1.5%
40,000	Greenbrier Cos., Inc.(1)	1,135,200

Shares/Principal Amount		Value

	Electrical Components & Equipment-3.4%
75,000	Woodward, Inc.	$2,592,000

	Environmental & Facilities Services-0.8%
20,000	Waste Connections, Inc.	575,800

	Industrial Conglomerates-1.2%
15,000	Raven Industries, Inc.	921,300

	Industrial Machinery-0.9%
80,000	Lydall, Inc.(1)	711,200

	Road & Rail-2.9%
85,000	Heartland Express, Inc.	1,492,600
35,000	Knight Transportation, Inc.	673,750

		2,166,350

TOTAL INDUSTRIALS		16,793,800

INFORMATION TECHNOLOGY-18.8%
	Application Software-0.6%
15,000	Digimarc Corp.(1)	433,500

	Communications Equipment-1.7%
40,000	Ciena Corp.(1)	1,038,400
10,000	Finisar Corp.(1)	246,000

		1,284,400
	Electronic Equipment & Instruments-1.1%
30,000	Cognex Corp.	847,500

	Electronic Manufacturing Services-1.2%
125,000	Flextronics International, Ltd.(1)	933,750

	IT Consulting & Other Services-1.5%
40,000	Amdocs, Ltd.(1)	1,154,000

	Semiconductor Equipment-4.9%
40,000	Brooks Automation, Inc.(1)	549,200
40,000	MEMC Electronic Materials, Inc.(1)	518,400
25,000	Teradyne, Inc.(1)	445,250
60,000	Ultratech, Inc.(1)	1,764,000
10,000	Varian Semiconductor Equipment Associates, Inc.(1)	486,700

		3,763,550
	Semiconductors-5.4%
110,000	Micrel, Inc.	1,482,800
40,000	MIPS Technologies, Inc.(1)	419,600
20,000	NVIDIA Corp.(1)	369,200
45,000	Rubicon Technology, Inc.(1)	1,245,600
45,000	Sigma Designs, Inc.(1)	582,750

		4,099,950
	Systems Software-1.9%
30,000	MICROS Systems, Inc.(1)	1,482,900

Shares/Principal Amount		Value

	Technology Distributors-0.5%
20,000	Electro Rent Corp.	$343,600

TOTAL INFORMATION TECHNOLOGY		14,343,150

MATERIALS-7.7%
	Paper Packaging-3.2%
75,000	Bemis Co., Inc.	2,460,750

	Steel-4.5%
25,000	Carpenter Technology Corp.	1,067,750
125,000	Steel Dynamics, Inc.	2,346,250

		3,414,000

TOTAL MATERIALS		5,874,750

UTILITIES-2.3%
	Electric Utilities-2.3%
25,000	ITC Holdings Corp.	1,747,500

TOTAL UTILITIES		1,747,500

TOTAL COMMON STOCKS
(identified cost $54,361,275)		69,454,062

SHORT TERM INVESTMENTS-10.0%
	U.S. Government Agency Securities-2.7%
$2,000,000	U.S. Treasury Bills, Discount Notes, 0.158%, 4/7/2011	1,999,948

	Mutual Funds-7.3%
5,570,863	Federated Prime Obligations Fund, Institutional Shares 7-Day Yield 0.160% (at net asset value)	5,570,863

TOTAL SHORT TERM INVESTMENTS

(identified cost $7,570,811)		7,570,811

TOTAL INVESTMENTS-101.3%
(identified cost $61,932,086)		77,024,873
OTHER ASSETS AND LIABILITIES-NET(2)-(1.3)%		(988,630)

NET ASSETS-100.0%		$76,036,243

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2011.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

March 31, 2011 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-89.1%
CONSUMER DISCRETIONARY-4.9%
	Automobile Manufacturers-1.2%
225,000	Ford Motor Co.(1)	$3,354,750

	Footwear-1.0%
40,000	NIKE, Inc., Class B	3,028,000

	Hotels, Resorts & Cruise Lines-1.9%
140,000	Carnival Corp.	5,370,400

	Restaurants-0.8%
30,000	McDonald’s Corp.	2,282,700

TOTAL CONSUMER DISCRETIONARY		14,035,850

CONSUMER STAPLES-4.3%
	Agricultural Products-2.1%
170,000	Archer-Daniels-Midland Co.	6,121,700

	Soft Drinks-2.2%
70,000	The Coca-Cola Co.	4,644,500
25,000	PepsiCo, Inc.	1,610,250

		6,254,750

TOTAL CONSUMER STAPLES		12,376,450

ENERGY-16.7%
	Coal & Consumable Fuels-0.9%
50,000	Consol Energy, Inc.	2,681,500

	Equipment & Services-1.3%
40,000	Schlumberger, Ltd.	3,730,400

	Integrated Oil & Gas-6.7%
50,000	Chevron Corp.	5,371,500
40,000	Exxon Mobil Corp.	3,365,200
85,000	Murphy Oil Corp.	6,240,700
60,000	Royal Dutch Shell PLC, ADR	4,371,600

		19,349,000
	Oil & Gas Exploration & Production-6.1%
50,000	Apache Corp.	6,546,000
80,000	Devon Energy Corp.	7,341,600
50,000	Newfield Exploration Co.(1)	3,800,500

		17,688,100
	Oil & Gas Refining & Marketing-1.7%
160,000	Valero Energy Corp.	4,771,200

TOTAL ENERGY		48,220,200

Shares/Principal Amount		Value

FINANCIALS-14.3%
	Asset Management & Custody Banks-4.2%
45,000	Franklin Resources, Inc.	$5,628,600
250,000	Invesco, Ltd.	6,390,000

		12,018,600
	Diversified Banks-4.0%
50,000	Comerica, Inc.	1,836,000
75,000	The Toronto-Dominion Bank	6,644,250
100,000	Wells Fargo & Co.	3,170,000

		11,650,250
	Industrial REITS-0.9%
75,000	AMB Property Corp.	2,697,750

	Life & Health Insurance-2.0%
130,000	MetLife, Inc.	5,814,900

	Other Diversified Financial Services-1.1%
700,000	Citigroup, Inc.(1)	3,094,000

	Regional Banks-1.1%
50,000	PNC Financial Services Group, Inc.	3,149,500

	Specialized REITS-1.0%
35,000	Health Care REIT, Inc.	1,835,400
50,000	Senior Housing Properties Trust	1,152,000

		2,987,400

TOTAL FINANCIALS		41,412,400

HEALTH CARE-3.9%
	Health Care Services-0.6%
30,000	Medco Health Solutions, Inc.(1)	1,684,800

	Pharmaceuticals-3.3%
75,000	Merck & Co., Inc.	2,475,750
75,000	Teva Pharmaceutical Industries, Ltd., ADR	3,762,750
60,000	Watson Pharmaceuticals, Inc.(1)	3,360,600

		9,599,100

TOTAL HEALTH CARE		11,283,900

INDUSTRIALS-20.9%
	Aerospace & Defense-5.0%
80,000	The Boeing Co.	5,914,400
40,000	Honeywell International, Inc.	2,388,400
140,000	MOOG, Inc., Class A(1)	6,427,400

		14,730,200
	Air Freight & Logistics-1.9%
60,000	FedEx Corp.	5,613,000

	Construction & Farm Machinery-2.3%
70,000	Deere & Co.	6,782,300

Shares/Principal Amount		Value

	Construction & Farm Machinery & Heavy Trucks-2.0%
110,000	PACCAR, Inc.	$5,758,500

	Electrical Components & Equipment-4.9%
50,000	Cooper Industries, Ltd.	3,245,000
100,000	Emerson Electric Co.	5,843,000
145,000	Woodward, Inc.	5,011,200

		14,099,200

	Environmental & Facilities Services-0.3%
27,500	Waste Connections, Inc.	791,725

	Industrial Machinery-4.4%
140,000	Eaton Corp.	7,761,600
90,000	Illinois Tool Works, Inc.	4,834,800

		12,596,400

TOTAL INDUSTRIALS		60,371,325

INFORMATION TECHNOLOGY-14.3%
	Computer Hardware-3.3%
20,000	Apple, Inc.(1)	6,969,000
15,000	International Business Machines Corp.	2,446,050

		9,415,050
	Data Processing & Outsourced Services-2.3%
90,000	Automatic Data Processing, Inc.	4,617,900
7,500	Mastercard, Inc., Class A	1,887,900

		6,505,800
	Electronic Manufacturing Services-1.0%
400,000	Flextronics International, Ltd.(1)	2,988,000

	Internet Software & Services-2.2%
11,000	Google, Inc., Class A(1)	6,448,310

	Semiconductor Equipment-0.9%
160,000	Applied Materials, Inc.	2,499,200

	Semiconductors-2.3%
125,000	NVIDIA Corp.(1)	2,307,500
125,000	Texas Instruments, Inc.	4,320,000

		6,627,500

	Systems Software-2.3%
200,000	Oracle Corp.	6,674,000

TOTAL INFORMATION TECHNOLOGY		41,157,860

MATERIALS-9.8%
	Diversified Chemicals-5.6%
165,000	The Dow Chemical Co.	6,228,750
110,000	EI du Pont de Nemours & Co.	6,046,700
40,000	PPG Industries, Inc.	3,808,400

		16,083,850

Shares/Principal Amount		Value

	Diversified Metals & Mining-1.3%
55,000	Rio Tinto PLC, ADR	$3,911,600

	Gold-0.2%
10,000	Newmont Mining Corp.	545,800

	Paper Packaging-0.4%
30,000	Sonoco Products Co.	1,086,900

	Paper Products-1.0%
100,000	International Paper Co.	3,018,000

	Steel-1.3%
80,000	Nucor Corp.	3,681,600

TOTAL MATERIALS		28,327,750

TOTAL COMMON STOCKS
(identified cost $209,211,186)		257,185,735

CLOSED-END FUNDS-0.8%
75,000	Petroleum & Resources Corp.	2,295,750

TOTAL CLOSED-END FUNDS

(identified cost $2,054,369)		2,295,750

EXCHANGE TRADED FUNDS-3.9%
40,000	iShares MSCI Brazil Index Fund ETF	3,099,200
125,000	iShares MSCI Germany Index Fund ETF	3,243,750
200,000	WisdomTree India Earnings ETF	4,958,000

TOTAL EXCHANGE TRADED FUNDS

(identified cost $10,282,385)		11,300,950

SHORT TERM INVESTMENTS-7.6%
	U.S. Government Agency Securities-1.7%
$5,000,000	U.S. Treasury Bills, Discount Notes, 0.158%, 4/7/2011	4,999,869
	Mutual Funds-5.9%
16,932,456	Federated Prime Obligations Fund, Institutional Shares
	7-Day Yield 0.160% (at net asset value)	16,932,456

TOTAL SHORT TERM INVESTMENTS

(identified cost $21,932,325)		21,932,325

Value

TOTAL INVESTMENTS-101.4%
(identified cost $243,480,265)	$292,714,760
OTHER ASSETS AND LIABILITIES-NET(2)-(1.4)%	(3,981,033)

NET ASSETS-100.0%	$288,733,727

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2011.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Co.

REIT - Real Estate Investment Trusts

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2011 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-52.3%
CONSUMER DISCRETIONARY-3.9%
	Auto Parts & Equipment-0.6%
5,000	Autoliv, Inc.	$371,150

	Automobile Manufacturers-0.6%
25,000	Ford Motor Co.(1)	372,750

	Home Improvement Retail-1.5%
26,000	Home Depot, Inc.	963,560

	Restaurants-1.2%
10,000	McDonald’s Corp.	760,900

TOTAL CONSUMER DISCRETIONARY		2,468,360

CONSUMER STAPLES-3.8%
	Household Products-1.3%
5,000	Church & Dwight Co., Inc.	396,700
7,000	The Procter & Gamble Co.	431,200

		827,900
	Packaged Foods & Meats-1.3%
10,000	H.J. Heinz Co.	488,200
10,000	Kraft Foods, Inc.	313,600

		801,800
	Soft Drinks-1.2%
12,000	The Coca-Cola Co.	796,200

TOTAL CONSUMER STAPLES		2,425,900

ENERGY-8.9%
	Coal & Consumable Fuels-0.6%
5,000	Peabody Energy Corp.	359,800

	Equipment & Services-1.2%
8,000	Schlumberger, Ltd.	746,080

	Integrated Oil & Gas-5.7%
8,000	Chevron Corp.	859,440
12,000	Exxon Mobil Corp.	1,009,560
3,000	Murphy Oil Corp.	220,260
5,000	Occidental Petroleum Corp.	522,450
15,000	Royal Dutch Shell PLC, ADR	1,092,900

		3,704,610
	Oil & Gas Drilling-0.9%
10,000	Ensco PLC, ADR	578,400

	Oil & Gas Exploration & Production-0.5%
6,200	Canadian Natural Resources Ltd.	306,466

Shares/Principal Amount		Value

TOTAL ENERGY		$5,695,356

FINANCIALS-7.8%
	Asset Management & Custody Banks-0.3%
12,500	Fifth Street Finance Corp.	166,875

	Diversified Banks-3.3%
20,000	JPMorgan Chase & Co.	922,000
3,000	The Toronto-Dominion Bank	265,770
30,000	Wells Fargo & Co.	951,000

		2,138,770
	Other Diversified Financial Services-0.3%
50,000	Citigroup, Inc.(1)	221,000

	Regional Banks-0.4%
6,825	Commerce Bancshares, Inc.	276,003

	Residential REITS-1.2%
10,000	American Campus Communities, Inc.	330,000
8,000	Home Properties, Inc.	471,600

		801,600
	Retail REITS-0.5%
12,500	National Retail Properties, Inc.	326,625

	Specialized REITS-1.6%
10,000	Health Care REIT, Inc.	524,400
12,000	Plum Creek Timber Co., Inc	523,320

		1,047,720
	Thrifts and Mortgages-0.2%
9,500	First Niagara Financial Group, Inc.	129,010

TOTAL FINANCIALS		5,107,603
HEALTH CARE-4.3%
	Health Care Distributors-0.5%
4,300	McKesson Corp.	339,915

	Health Care Services-0.9%
10,000	Medco Health Solutions, Inc.(1)	561,600

	Pharmaceuticals-2.9%
36,500	Bristol-Myers Squibb Co.	964,695
11,500	Merck & Co., Inc.	379,615
10,000	Teva Pharmaceutical Industries, Ltd., ADR	501,700

		1,846,010

TOTAL HEALTH CARE		2,747,525

INDUSTRIALS-7.8%
	Aerospace & Defense-2.1%
7,000	The Boeing Co.	517,510
10,000	Honeywell International, Inc.	597,100

Shares/Principal Amount		Value

6,000	MOOG, Inc., Class A(1)	$275,460

		1,390,070
	Air Freight & Logistics-0.7%
5,000	FedEx Corp.	467,750

	Construction & Farm Machinery-1.5%
10,000	Deere & Co.	968,900

	Electrical Components & Equipment-1.9%
7,000	Cooper Industries, Ltd., Class A	454,300
8,000	Emerson Electric Co.	467,440
10,000	Woodward, Inc.	345,600

		1,267,340
	Industrial Machinery-0.7%
8,000	Eaton Corp.	443,520

	Machinery-0.9%
6,200	Parker Hannifin Corp.	587,016

TOTAL INDUSTRIALS		5,124,596

INFORMATION TECHNOLOGY-6.9%
	Computer Hardware-3.9%
4,500	Apple, Inc.(1)	1,568,025
6,000	International Business Machines Corp.	978,420

		2,546,445
	Internet Software & Services-1.3%
1,400	Google, Inc., Class A(1)	820,694

	Semiconductors-1.2%
22,000	Texas Instruments, Inc.	760,320

	Systems Software-0.5%
10,000	Oracle Corp.	333,700

TOTAL INFORMATION TECHNOLOGY		4,461,159

MATERIALS-4.8%
	Diversified Chemicals-3.3%
10,000	The Dow Chemical Co.	377,500
17,500	EI du Pont de Nemours & Co.	961,975
6,000	FMC Corp.	509,580
3,000	PPG Industries, Inc.	285,630

		2,134,685
	Industrial Gases-0.7%
5,000	Air Products & Chemicals, Inc.	450,900

	Paper Packaging-0.5%
10,000	Bemis Co., Inc.	328,100

	Steel-0.3%
10,000	Steel Dynamics, Inc.	187,700

Shares/Principal Amount		Value

TOTAL MATERIALS		$3,101,385

TELECOMMUNICATION SERVICES-1.9%
	Integrated Telecommunication Services-1.2%
10,000	AT&T, Inc.	306,000
12,000	Verizon Communications, Inc.	462,480

		768,480
	Wireless Telecommunication Services-0.7%
15,000	Vodafone Group PLC, ADR	431,250

TOTAL TELECOMMUNICATION SERVICES		1,199,730

UTILITIES-2.2%
	Electric Utilities-2.2%
12,000	American Electric Power Co., Inc.	421,680
25,000	Duke Energy Corp.	453,750
2,800	ITC Holdings Corp.	195,720
7,500	NextEra Energy, Inc.	413,400

		1,484,550

TOTAL UTILITIES		1,484,550

TOTAL COMMON STOCKS
(identified cost $25,605,350)		33,816,164

EXCHANGE TRADED FUNDS-1.2%
10,000	iShares MSCI Germany Index Fund ETF	259,500
20,000	WisdomTree India Earnings ETF	495,800

TOTAL EXCHANGE TRADED FUNDS

(identified cost $660,936)		755,300

PREFERRED STOCKS-3.2%
	Automobile Manufacturers-0.5%
6,500	General Motors Co., Series B, 4.750%	313,300

	Diversified Financial Services-0.4%
10,000	General Electric Capital Corp., 5.875%	252,700

	Insurance-0.3%
7,500	MetLife, Inc., Series A	180,150

	Investment Banking & Brokerage-0.7%
21,000	The Goldman Sachs Group, Inc., Series A, 3.750%	470,820

Shares/Principal Amount		Value
	Other Diversified Financial Services-0.9%
10,000	Bank of America Corp., Series G, 3.000%	$171,700
15,000	Bank of America Corp., Series J, 7.250%	382,350

		554,050
	Regional Banks-0.4%
10,000	PNC Capital Trust E, 7.750%	262,800
TOTAL PREFERRED STOCKS

(identified cost $1,980,649)		2,033,820

CORPORATE BONDS-12.3%
	Banks-1.5%
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	966,716

	Communications Equipment-1.8%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,122,093

	Computer Hardware-1.8%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	559,970
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	625,773

		1,185,743
	Diversified Financial Services-0.8%
500,000	General Electric Capital Corp., 3.500%, 6/29/2015	510,770

	Health Care Equipment-0.8%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	512,417

	Integrated Telecommunication Services-0.7%
450,000	Verizon New York, Inc., Sr. Unsecured Notes, 6.875%, 4/1/2012	475,245

	Networking Products-0.8%
500,000	Juniper Networks, Inc.	498,964

	Other Diversified Financial Services-1.6%
1,000,000	Citigroup, Inc.	1,001,466

Shares/Principal Amount		Value
	Railroads-0.8%
$500,000	Union Pacific Corp., Sr. Unsecured Notes, 5.450%, 1/31/2013	$537,493

	REITS - Healthcare-0.8%
500,000	Health Care REIT, Inc.	494,951

	Specialty Stores-0.9%
500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	600,208

TOTAL CORPORATE BONDS

(identified cost $7,470,664)		7,906,066

U.S. GOVERNMENT AGENCY -COLLATERALIZED MORTGAGE OBLIGATIONS-2.8%
	Federal Home Loan Mortgage Corp.-2.4%
557,902	Series 2007-3354, Class FA,
	0.805%, 8/15/2037, REMIC(2)	560,545
956,913	Series 2010-3710, Class FL,
	0.755%, 5/15/2036, REMIC(2)	958,829

		1,519,374
	Federal National Mortgage Association-0.4%
268,008	Series 2003-5, Class EL,
	5.000%, 8/25/2022, REMIC	279,059

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(identified cost $1,778,473)		1,798,433

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-4.3%
	Federal Home Loan Mortgage Corp.-0.9%
25,780	Pool E84004, 6.000%, 6/1/2016	27,984
488,321	Pool J08414, 5.500%, 8/1/2023	527,740

		555,724

	Federal National Mortgage Association-3.4%
242,488	Pool 254831, 5.000%, 8/1/2023	258,987
764,304	Pool 256041, 5.500%, 12/1/2025	827,794

Shares/Principal Amount		Value
$1,068,218	Pool AD6175, 4.000%, 9/1/2025	$1,098,762

		2,185,543
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(identified cost $2,605,582)		2,741,267

U.S. GOVERNMENT AGENCY SECURITIES-6.4%
	Federal Farm Credit Bank-1.1%
700,000	4.800%, 12/23/2025	698,839

	Federal Home Loan Bank-2.3%
1,000,000	3.300%, 11/24/2020	970,743
450,000	5.250%, 6/10/2022	501,336

		1,472,079

	Federal Home Loan Banks-0.7%
500,000	3.000%, 9/29/2025(3)	468,563

	Federal National Mortgage Association-2.3%
500,000	4.000%, 12/9/2025	472,956
1,000,000	4.000%, 2/25/2026(3)	1,008,987

		1,481,943

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(identified cost $4,177,152)		4,121,424

MUNICIPAL BONDS-7.8%
	Alaska-0.8%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds,
	5.368%, 4/1/2026	511,370

	Florida-0.7%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds,
	5.450%, 10/1/2025	438,341

	Michigan-1.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds,
	6.700%, 5/1/2027	270,707
500,000	Michigan Finance Authority, Revenue Bonds,
	5.496%, 9/1/2020	500,555

		771,262
	Ohio-1.7%
500,000	City of Akron, Build America General Obligation Unlimited Bonds,
	3.650%, 12/1/2017	485,005

Shares/Principal Amount		Value
$630,000	Ohio State Water Development Authority, Build America Revenue Bonds,
	4.042%, 12/1/2023	$599,432

		1,084,437
	Pennslyvania-1.9%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds,
	6.080%, 9/1/2025	497,125
500,000	State Public School Building Authority, Revenue Bonds,
	5.000%, 9/15/2027	455,085
290,000	Township of East Pennsboro, Build America General Obligation Bonds,
	4.590%, 9/1/2019	274,471

		1,226,681

	Virginia-0.8%
500,000	Virginia Public Building Authority, Build America Revenue Bonds,
	5.500%, 8/1/2027	517,655

	Wisconsin-0.7%
500,000	State of Wisconsin Transportation Authority Revenue Bonds,
	5.500%, 7/1/2026	488,365

TOTAL MUNICIPAL BONDS

(identified cost $5,116,787)		5,038,111

SHORT TERM INVESTMENTS-10.3%
	Mutual Funds-10.3%
6,624,191	Federated Prime Obligations Fund, Institutional Shares
	7-Day Yield 0.160% (at net asset value)	6,624,191

TOTAL SHORT TERM INVESTMENTS

(identified cost $6,624,191)		6,624,191

TOTAL INVESTMENTS-100.6%
(identified cost $56,019,784)		64,834,776
OTHER ASSETS AND LIABILITIES-NET(4)-(0.6)%		(410,054)

NET ASSETS-100.0%		$64,424,722

(1)	Non-income producing security.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2011.
(4)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2011.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Co.

REIT - Real Estate Investment Trusts

REMIC - Real Estate Mortgage Investment Conduit

Sr. - Senior

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

March 31, 2011 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-27.5%

	Federal Home Loan Mortgage Corp.-12.8%
$1,409,263	Series 2003-2651, Class JB,
	5.000%, 1/15/2018, REMIC	$1,512,489
880,389	Series 2005-2926, Class AB,
	5.000%, 1/15/2019, REMIC	915,435
759,982	Series 2005-2958, Class QJ,
	4.000%, 4/15/2020, REMIC	783,301
1,027,348	Series 2005-3000, Class FX,
	0.555%, 4/15/2035, REMIC(1)	1,025,404
1,234,872	Series 2005-3005, Class EG,
	5.000%, 8/15/2021, REMIC	1,238,669
2,515,117	Series 2005-3030, Class FL,
	0.655%, 9/15/2035, REMIC(1)	2,513,170
1,603,725	Series 2005-3042, Class DH,
	5.000%, 4/15/2024, REMIC	1,667,713
1,894,219	Series 2005-3044, Class HN,
	5.000%, 1/15/2024, REMIC	1,956,698
1,362,740	Series 2005-3051, Class MC,
	5.000%, 10/15/2024, REMIC	1,436,507
1,311,496	Series 2007-3282, Class JE,
	5.500%, 1/15/2026, REMIC	1,388,390
292,784	Series 2007-3342, Class FT,
	0.705%, 7/15/2037, REMIC(1)	293,579
7,765,414	Series 2007-3349, Class FE,
	0.745%, 7/15/2037, REMIC(1)	7,794,713
7,810,630	Series 2007-3354, Class FA,
	0.805%, 8/15/2037, REMIC(1)	7,847,637
757,408	Series 2007-R013, Class AB,
	6.000%, 12/15/2021, REMIC	787,525
1,040,935	Series 2008-R016, Class AM,
	5.125%, 6/15/2018, REMIC	1,075,092
537,360	Series 2009-3540, Class KF,
	1.305%, 11/15/2036, REMIC(1)	546,827

		32,783,149
	Federal National Mortgage Association-14.7%
6,973,407	Series 2005-13, Class FQ,
	0.650%, 3/25/2035, REMIC(1)	6,967,891
4,952,201	Series 2005-93, Class F,
	0.650%, 10/25/2035, REMIC(1)	4,948,066

Shares/Principal Amount		Value
$2,226,806	Series 2006-35, Class FN,
	0.750%, 10/25/2033, REMIC(1)	$2,225,522
5,307,911	Series 2006-83, Class FG,
	0.750%, 9/25/2036, REMIC(1)	5,331,265
5,226,680	Series 2007-85, Class FG,
	0.750%, 9/25/2037, REMIC(1)	5,248,919
2,585,398	Series 2008-12, Class C,
	4.000%, 7/25/2035, REMIC	2,684,851
1,893,208	Series 2008-12, Class D,
	4.500%, 4/25/2036, REMIC	1,987,696
8,221,791	Series 2010-86, Class FV,
	0.750%, 5/25/2028, REMIC(1)	8,246,465

		37,640,675

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(identified cost $69,540,600)		70,423,824

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-24.9%
	Federal Home Loan Mortgage Corp.-4.2%
2,755,091	Pool C90993, 5.500%, 10/1/2026	2,988,257
1,486,281	Pool C91349, 4.500%, 12/1/2030	1,534,162
4,000,000	Pool C91361, 4.000%, 3/1/2031	4,011,984
2,073,156	Pool G30387, 5.500%, 2/1/2028	2,212,408

		10,746,811
	Federal National Mortgage Association-20.7%
2,011,279	Pool 255857, 5.500%, 8/1/2025	2,188,409
4,374,907	Pool 255994, 5.500%, 11/1/2025	4,754,509
6,687,663	Pool 256041, 5.500%, 12/1/2025	7,243,194
2,133,772	Pool 256083, 6.000%, 1/1/2026	2,335,146
1,002,652	Pool 256198, 5.500%, 4/1/2026	1,085,940
2,555,181	Pool 256272, 5.500%, 6/1/2026	2,767,435
3,107,937	Pool 256275, 6.000%, 6/1/2026	3,401,249
932,943	Pool 256311, 6.000%, 7/1/2026	1,020,990
3,172,071	Pool 256351, 6.000%, 8/1/2026	3,471,436
1,629,234	Pool 256555, 5.500%, 1/1/2027	1,748,536

Shares/Principal Amount		Value
$1,815,526	Pool 256751, 5.500%, 6/1/2027	$1,948,469
1,933,913	Pool 256752, 6.000%, 6/1/2027	2,104,304
1,870,431	Pool 256803, 6.000%, 7/1/2027	2,035,229
2,294,715	Pool 256852, 6.000%, 8/1/2027	2,496,896
2,063,455	Pool 257132, 5.000%, 3/1/2028	2,178,690
1,685,416	Pool 831505, 5.500%, 4/1/2026	1,825,420
2,299,258	Pool 972080, 5.000%, 2/1/2023	2,445,999
7,975,874	Pool MA0645, 3.500%, 2/1/2031	7,998,820

		53,050,671

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(identified cost $59,825,094)		63,797,482

U.S. GOVERNMENT AGENCY SECURITIES-28.7%

	Federal Agricultural Mortgage Corp.-1.3%
3,000,000	5.125%, 4/19/2017(2)	3,259,416

	Federal Home Loan Banks-6.7%
5,000,000	1.450%, 4/27/2015(1)	5,000,500
2,300,000	5.000%, 2/23/2021	2,402,414
5,000,000	3.000%, 7/21/2025(1)	5,000,310
5,000,000	3.000%, 9/29/2025(3)	4,685,630

		17,088,854
	Federal Home Loan Mortgage Corp.-1.2%
3,000,000	5.297%, 11/16/2023	3,075,579
	Federal National Mortgage Association-19.5%
7,000,000	1.700%, 2/25/2014	7,022,638
12,000,000	5.875%, 4/26/2021	12,043,692
5,000,000	5.375%, 4/11/2022	5,213,530
5,000,000	5.780%, 6/7/2022	5,261,895
5,000,000	5.125%, 8/19/2024	5,068,435
1,500,000	6.125%, 8/17/2026	1,528,112
7,500,000	5.945%, 6/7/2027	7,567,335
5,990,000	6.318%, 6/15/2027	6,363,662

		50,069,299

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(identified cost $73,487,864)		73,493,148

Shares/Principal Amount		Value
MUNICIPAL BONDS-16.0%
	Alaska-0.4%
$880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1,
	5.993%, 9/1/2025	$907,667

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A,
	6.000%, 7/1/2026	1,039,410

	Colorado-0.8%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds,
	5.603%, 12/15/2025	1,010,560
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds,
	5.460%, 12/1/2023	1,021,020

		2,031,580

	Illinois-2.2%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B,
	6.300%, 12/1/2021	1,070,590
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E,
	6.100%, 12/1/2021	485,826
1,000,000	Lake County School District No. 56 Gurnee, Build America General Obligation Bonds,
	6.100%, 1/1/2026	1,002,070
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds,
	6.140%, 12/1/2025	1,020,060
1,000,000	Will Grundy Etc. Counties Community College District No. 525, Build America General Obligation Bonds,
	6.650%, 1/1/2026	1,033,410
1,000,000	Winnebago-Boone Etc. Counties Community College District No. 511, Build America General Obligation Bonds,
	5.650%, 1/1/2022	1,007,380

		5,619,336

Shares/Principal Amount		Value
	Indiana-0.2%
$470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	$476,820

	Kansas-0.5%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	459,855
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	212,174
380,000	5.500%, 9/1/2023	403,602
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	314,802

		1,390,433

	Kentucky-2.9%
500,000	Boone County School District Finance Corp., School Building Revenue Bonds, 5.750%, 6/1/2027	494,260
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,211,337
1,560,000	Campbell & Kenton Counties Sanitation District No. 1 Build America Revenue Bonds, 5.300%, 8/1/2025	1,593,431
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	298,377
315,000	5.250%, 12/1/2025	313,387
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,038,920
500,000	Lexington-Fayette Urban County Government, General Obligation, Pension Funding Bonds, Series B, 5.750%, 2/1/2025	524,695
1,000,000	McCracken County School District Finance Corp., Build America Revenue Bonds, 5.750%, 12/1/2026	1,006,540
	Nelson County School District Finance Corp., School Building, Build America Revenue Bonds:
500,000	5.300%, 12/1/2024	511,460

Shares/Principal Amount		Value
$500,000	5.500%, 12/1/2025	$514,170
		7,506,577
	Michigan-1.0%
570,000	City of Lansing MI, Build America General Obligation Bonds, 6.350%, 5/1/2023	607,324
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	853,743
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,013,880

		2,474,947
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813 Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	508,810

	Missiouri-1.5%
1,620,000	County of St Charles MO, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,663,367
2,000,000	St Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,139,080

		3,802,447
	New York-0.2%
590,000	County of Oneida, General Obligation Bonds, 6.250%, 4/15/2023	629,890

	Ohio-2.2%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,274,350
1,000,000	Austintown Ohio Local School District, General Obligation Bonds, 5.327%, 9/1/2027	940,230
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	944,910
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	520,685

Shares/Principal Amount		Value
$900,000	Findlay City School District, Build America General Obligation Bonds, Series B,
	5.450%, 12/1/2024	$917,973
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	179,735
260,000	5.500%, 12/1/2022	266,747
580,000	Ohio State Building Authority, Build America Revenue Bonds,
	4.780%, 10/1/2020	599,697

		5,644,327
	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds,
	5.375%, 4/1/2021	1,036,050
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds,
	5.228%, 10/1/2025	772,162

		1,808,212
	Pennslyvania-1.4%
1,000,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds,
	6.080%, 9/1/2025	994,250
1,500,000	County of Montgomery, Build America General Obligation Bonds,
	4.900%, 10/1/2025	1,480,095
1,000,000	Lebanon Authority, Build America Revenue Bonds,
	5.970%, 12/15/2025	997,960

		3,472,305
	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds,
	5.100%, 5/1/2026	905,926
	Texas-0.2%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds,
	5.086%, 11/15/2025	497,470
	Utah-0.6%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B,
	6.120%, 12/1/2023	521,430

Shares/Principal Amount		Value
$1,000,000	Tooele County Utah School District Municipal Building Authority, Revenue Bonds,
	5.625%, 6/1/2027	$966,470

		1,487,900
	Wisconsin-0.2%
	City of Eau Claire, Build America General Obligation Bonds:
310,000	4.900%, 4/1/2025	308,137
325,000	5.000%, 4/1/2026	321,620

		629,757
TOTAL MUNICIPAL BONDS

(identified cost $40,820,948)		40,833,814

SHORT TERM INVESTMENTS-1.9%
	Mutual Funds-1.9%
4,697,373	Federated Prime Obligations Fund, Institutional Shares
	7-Day Yield 0.160% (at net asset value)	4,697,373
TOTAL SHORT TERM INVESTMENTS

(identified cost $4,697,373)		4,697,373

TOTAL INVESTMENTS-99.0%
(identified cost $248,371,879)		253,245,641
OTHER ASSETS AND LIABILITIES-NET(4)-1.0%		2,624,103

NET ASSETS-100.0%		$255,869,744

(1)  Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $3,259,416 or 1.3% of net assets.

(3)   Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2011.

(4)   Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2011.

The following acronyms are used throughout this portfolio:

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2011 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-97.7%
	Idaho-0.9%
$835,000	Idaho Housing & Finance Association Revenue Bonds,
	4.375%, 7/1/2025	$811,228

	Iowa-0.6%
500,000	Central Community School District of Clinton County Revenue Bonds,
	4.500%, 7/1/2024	483,965

	North Dakota-1.1%
990,000	North Dakota Housing Finance Agency Revenue Bonds (Home Mortgage Finance Project),
	4.750%, 7/1/2026	977,249

	Ohio-0.2%
205,000	County of Monroe, Ohio, General Obligation Bonds,
	4.900%, 12/1/2017	195,810

	Pennslyvania-1.8%
1,170,000	New Kensington Municipal Sanitary Authority Revenue Bonds,
	Series B, 4.100%, 12/1/2026	1,070,339
500,000	Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pittsburgh Medical Center),
	3.150%, 5/15/2016	505,415

		1,575,754

	Texas-3.7%
500,000	City of Dallas, Texas Waterworks & Sewer System Revenue Bonds,
	5.000%, 10/1/2029	513,940
1,000,000	Harris County Texas Municipal Utility District No. 368 General Obligation Bonds,
	5.500%, 9/1/2036	1,026,230
675,000	Remington Municipal Utility District No. 1 General Obligation Unlimited Bonds,
	4.000%, 9/1/2021	674,980

Shares/Principal Amount		Value
$1,000,000	Spring Branch Texas Independent School District General Obligation Bonds,
	5.250%, 2/1/2038	$1,022,040

		3,237,190

	Virginia-0.9%
765,000	Virginia Housing Development Authority Revenue Bonds,
	4.500%, 7/1/2024	752,293

	West Viginia-88.5%
1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds,
	3.375%, 5/1/2022	1,129,483
455,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project),
	4.750%, 12/1/2019	465,074
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project),
	Series A, 4.700%, 12/1/2024, (NATL-RE)	831,881
250,000	Berkeley County, West Virginia, Public Service District Revenue Bonds,
	4.250%, 12/1/2024	244,160
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	463,302
815,000	Series A, 5.000%, 10/1/2022	774,633
400,000	Series A, 4.650%, 10/1/2025	365,224
700,000	Series A, 4.650%, 3/1/2037	531,601
135,000	Series B, 4.800%, 10/1/2025	125,009
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools),
	5.000%, 5/1/2022, (FSA)	614,117
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	202,102
205,000	Series A, 3.600%, 10/1/2015	207,120
200,000	Series A, 3.800%, 10/1/2016	201,892
1,200,000	Charleston, West Virginia, Urban Renewal Authority Lease Revenue Bonds,
	5.300%, 12/15/2022	1,226,388

Shares/Principal Amount		Value
$895,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds,
	Series A, 4.400%, 8/1/2025	$813,134
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
150,000	3.000%, 10/1/2013	148,633
150,000	3.500%, 10/1/2016	145,902
230,000	4.000%, 10/1/2020	213,385
1,000,000	Clarksburg, West Virginia, Water Revenue Bonds,
	5.250%, 9/1/2019, (NATL-RE FGIC)	1,036,510
800,000	County of Greenbrier, West Virginia, Tax Increment Revenue Bonds,
	4.500%, 6/1/2013	788,992
	Fairmont State College, West Virginia, College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022	1,016,420
1,460,000	Series 2003-A, 5.000%, 6/1/2032	1,464,628
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	501,385
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,235,074
1,240,000	Grant County, West Virginia, County Commission Hospital Revenue Bonds (Grant Memorial Hospital),
	Series C, 5.350%, 10/1/2019, (FSA)	1,242,306
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,274,652
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,065,060
1,000,000	Mason County, West Virginia, Pollution Control Revenue Bonds (Appalachian Power Co. Project),
	Series L, 5.500%, 10/1/2022	1,000,790
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,085,000	Series A, 5.250%, 7/1/2020	1,091,868
500,000	Series A, 5.000%, 7/1/2030	441,520
525,000	Series A, 5.250%, 7/1/2035	465,213
500,000	Morgantown, West Virginia, Revenue Bonds,
	3.000%, 12/1/2016	512,035

Shares/Principal Amount		Value
$180,000	Ohio County, West Virginia, Board of Education General Obligation Unlimited Bonds,
	5.000%, 6/1/2013, (MBIA)	$180,454
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
500,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	519,235
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	502,505
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project),
	Series A, 5.375%, 12/1/2023	1,260,653
1,075,000	Raleigh, Fayette & Nicholas Counties, West Virginia, Special Obligation Bonds,
	6.250%, 8/1/2011	1,081,547
1,310,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.),
	Series A, 5.200%, 11/1/2015	1,349,968
180,000	Weirton, West Virginia, Municipal Hospital Building Commission Revenue Bonds (Weirton Medical Center),
	Series A, 5.250%, 12/1/2011	179,964
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
365,000	Series A, 4.800%, 6/1/2012	365,646
1,240,000	Series A, 6.000%, 6/1/2023	1,297,846
900,000	Series A, 6.125%, 6/1/2028	934,344
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 7/1/2012, (AMBAC)	1,030,200
750,000	Series A, 5.375%, 7/1/2018	781,170
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,096,330
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public):
1,000,000	Series A, 5.500%, 6/1/2016	1,054,270
500,000	Series A, 5.000%, 6/1/2026	516,145
1,630,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety),
	Series A, 5.000%, 6/1/2029	1,644,083

Shares/Principal Amount		Value
$580,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection),
	4.750%, 11/1/2012	$614,121
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	937,756
860,000	4.750%, 6/1/2022	881,448
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	269,417
150,000	Series A, 3.000%, 8/1/2015	154,044
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities),
	Series A, 5.000%, 3/1/2019	593,091
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront),
	Series B, 5.000%, 7/15/2022	1,019,920
	West Virginia Economic Development Authority Revenue Bonds:
1,000,000	3.750%, 6/15/2023	936,440
500,000	Series B, 5.000%, 7/15/2019	513,565
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University),
	5.000%, 5/1/2023	1,550,790
	West Virginia Higher Education Interim Governing Board University Revenue Bonds (Marshall University):
720,000	Series A, 5.000%, 5/1/2020	722,455
1,250,000	Series A, 5.000%, 5/1/2021	1,254,263
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	233,078
405,000	Series A, 4.000%, 4/1/2020	400,780
485,000	Series A, 5.000%, 4/1/2026	488,841
190,000	Series B, 5.000%, 4/1/2016	204,166
2,315,000	Series B, 5.000%, 4/1/2018	2,445,728
1,000,000	Series B, 5.000%, 4/1/2024	1,018,590

Shares/Principal Amount		Value
$2,000,000	West Virginia Higher Education Policy Commission Revenue Bonds (University Facilities),
	Series A, 5.000%, 4/1/2012	$2,080,140
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home),
	5.500%, 3/1/2019	1,046,503
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement),
	Series D, 5.375%, 6/1/2028	1,009,610
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project),
	Series A, 4.500%, 6/1/2026	266,223
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	480,443
450,000	4.250%, 7/1/2018	481,500
200,000	Series B, 3.000%, 7/1/2018	196,664
2,000,000	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement),
	5.250%, 7/1/2012	2,110,760
810,000	West Virginia State Road General Obligation Bonds,
	5.000%, 6/1/2024	857,863
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (MBIA)	1,117,980
500,000	Series B, 5.000%, 10/1/2021	523,925
1,000,000	Series C, 5.000%, 10/1/2026	1,026,030
1,275,000	Series C, 5.000%, 10/1/2027	1,304,453
500,000	Series C, 5.000%, 10/1/2034, (FSA)	500,945
1,000,000	Series C, 5.000%, 10/1/2034	981,020
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
2,000,000	Series A, 4.400%, 10/1/2018	2,021,260
250,000	Series A, 5.000%, 10/1/2028	252,225
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program),
	Series A, 4.750%, 10/1/2023	1,120,727
500,000	West Virginia Water Development Authority Revenue Bonds (Loan Program),
	Series A-1, 5.250%, 11/1/2023	517,335

Shares/Principal Amount		Value
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
$1,000,000	Series A-II, 5.000%, 11/1/2025	$1,015,050
900,000	Series A-II, 4.250%, 11/1/2026	839,448
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	514,055
1,000,000	Series B, 5.000%, 11/1/2029	1,001,580
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (FSA)	529,040
1,000,000	Series B-IV, 5.125%, 11/1/2024	1,026,370
650,000	Series B-IV, 4.750%, 11/1/2035	582,049
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure),
	Series A, Zero Coupon%, 11/1/2021	259,598
500,000	West Virginia, General Obligation Unlimited Bonds (State Road),
	5.000%, 6/1/2021	538,980
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016	718,606
500,000	Series A, 4.250%, 6/1/2026, (FSA)	489,575
500,000	Series A, 4.750%, 6/1/2036, (FSA)	470,595

		77,752,898

TOTAL MUNICIPAL BONDS

(identified cost $85,721,329)		85,786,387

SHORT TERM INVESTMENTS-1.0%
	Mutual Funds-1.0%
858,978	Federated Prime Obligations Fund, Institutional Shares
	7-Day Yield 0.160% (at net asset value)	858,978

TOTAL SHORT TERM INVESTMENTS

(identified cost $858,978)		858,978

TOTAL INVESTMENTS-98.7%
(identified cost $86,580,307)		86,645,365
OTHER ASSETS AND LIABILITIES- NET(1) -1.3%		1,169,100

NET ASSETS-100.0%		$87,814,465

(1)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at March 31, 2011.

The following acronyms are used throughout this portfolio:

ARC - Auction Rate Certification

Insurers:

AMBAC - AMBAC Indemnity Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

MBIA - MBIA Insurance Co.

NATL-RE - National Real Estate

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

March 31, 2011 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund pays its own expenses.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•

Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•

Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$69,454,062	$–	$–	$69,454,062
Short Term Investments	5,570,863	1,999,948	–	7,570,811
TOTAL	$75,024,925	$1,999,948	$–	$77,024,873

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$257,185,735	$–	$–	$257,185,735
Closed-End Funds	2,295,750	–	–	2,295,750
Exchange Traded Funds	11,300,950	–	–	11,300,950
Short Term Investments	16,932,456	4,999,869	–	21,932,325
TOTAL	$287,714,891	$4,999,869	$–	$292,714,760

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$33,816,164	$–	$–	$33,816,164
Exchange Traded Funds	755,300	–	–	755,300
Preferred Stocks	2,033,820	–	–	2,033,820
Corporate Bonds	–	7,906,066	–	7,906,066
U.S. Government Agency - Collateralized Mortgage Obligations	–	1,798,433	–	1,798,433
U.S. Government Agency - Mortgage Backed Securities	–	2,741,267	–	2,741,267
U.S. Government Agency Securities	–	4,121,424	–	4,121,424
Municipal Bonds	–	5,038,111	–	5,038,111
Short Term Investments	6,624,191	–	–	6,624,191
TOTAL	$43,229,475	$21,605,301	$–	$64,834,776

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Government Agency - Collateralized Mortgage Obligations	$–	$70,423,824	$–	$70,423,824
U.S. Government Agency - Mortgage Backed Securities	–	63,797,482	–	63,797,482
U.S. Government Agency Securities	–	73,493,148	–	73,493,148
Municipal Bonds	–	40,833,814	–	40,833,814
Short Term Investments	4,697,373	–	–	4,697,373
TOTAL	$4,697,373	$248,548,268	$–	$253,245,641

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$85,786,387	$–	$85,786,387
Short Term Investments	858,978	–	–	858,978
TOTAL	$858,978	$85,786,387	$–	$86,645,365

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2011. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income and Expenses – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

3. Unrealized Appreciation/(Depreciation)

At March 31, 2011 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$61,932,086
Gross unrealized appreciation	15,411,529
Gross unrealized depreciation	(318,742)
Net unrealized appreciation	$15,092,787

Growth Fund
Aggregate tax cost	$243,453,962
Gross unrealized appreciation	51,221,377
Gross unrealized depreciation	(1,960,579)
Net unrealized appreciation	$49,260,798

Balanced Fund
Aggregate tax cost	$55,998,373
Gross unrealized appreciation	9,145,409
Gross unrealized depreciation	(309,006)
Net unrealized appreciation	$8,836,403

Government Bond Fund
Aggregate tax cost	$248,330,517
Gross unrealized appreciation	5,710,291
Gross unrealized depreciation	(795,167)
Net unrealized appreciation	$4,915,124

West Virginia Municipal Bond Fund
Aggregate tax cost	$86,400,765
Gross unrealized appreciation	1,616,263
Gross unrealized depreciation	(1,371,663)
Net unrealized appreciation	$244,600

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors a majority of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies. Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 26, 2011

By:	/s/ David B. Ellwood
David B. Ellwood
Vice President, Treasurer and Chief Financial Officer

Date:	May 26, 2011